                                   FORM 13F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C. 20524

             Report of the Calendar Quarter Ending March 31, 2001

                     If amended report check here:  _____


Name of Institutional Investment Manager:

Appleton Partners, Inc.          S.E.C. File Number 28-6694
-----------------------------------------------------------

Business Address:

45 Milk Street      Boston     MA        02109
----------------------------------------------
Street              City       State     Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President       (617)338-0700
-----------------------------------------------------

ATTENTION -  Intentional misstatements of omissions of facts constitute Federal
             Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 27th day of April, 2001.

                                         Appleton Partners, Inc.
                                         -------------------------------------
                                         (Name of Institutional Investment
                                         Mgr.)

                                         /s/ Douglas C. Chamberlain
                                         -------------------------------------
                                         By: Douglas C. Chamberlain

                             Form 13F Summary Page


Report Summary:

Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      141
Form 13F Information Table Value Total:      338,543,096 (thousands)


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

          NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.        Form 13F file number    Name

___        ____________________    ___________

                             APPLETON PARTNERS, INC.
                         DISCRETIONARY OWNERSHIP FOR 13F
                              AS OF MARCH 31, 2001

                                                                                                    INVESTMENT
                                            TITLE                        FAIR    SHARES OR          DISCRETION        SHARED
                                              OF          CUSIP         MARKET   PRINCIPAL       SOLE     SHARED      OTHER
                  NAME OF ISSUER            CLASS        NUMBER         VALUE      AMOUNT        (A)       (B)         (C)
          ------------------------------   --------    ----------   ----------- ----------   --------- ---------   ---------
AOL TIME WARNER                              COMMON    00184A105     2,979,933      74,220        X
AT&T CORP                                    COMMON    001957109       376,605      17,681        X
ABBOTT LABS                                  COMMON    002824100     4,034,037      85,485        X
ADVANCED MICRO DEVICES                       COMMON    007903107       207,012       7,800        X
AGILENT TECHNOLOGIES INC                     COMMON    00846U101       928,691      30,221        X
ALLIANCE CAPITAL MGMT HOLDING                COMMON    01855A101       555,376      13,480        X
ALLSTATE CORP                                COMMON    020002101       427,788      10,200        X
AMBAC FINL GROUP INC                         COMMON    023139108       218,833       3,450        X
AMERICAN EXPRESS CO                          COMMON    025816109     8,360,978     202,445        X
AMERICAN HOME PRODS CORP                     COMMON    026609107     4,541,316      77,299        X
AMERICAN INTL GROUP INC                      COMMON    026874107    10,956,211     136,102        X
AMGEN INC                                    COMMON    031162100       859,478      14,280        X
ANALOG DEVICES                               COMMON    032654105       250,056       6,900        X
APPLERA CORPORATION APPLIED BI               COMMON    038020103       216,450       7,800        X
APPLIED MATLS INC                            COMMON    038222105     3,599,625      82,750        X
ATLAS CONSOLIDATED MNG & DEV-B               COMMON    049249303           230      76,533        X
AUTOMATIC DATA PROCESSING                    COMMON    053015103       595,733      10,955        X
AVERY DENNISON CORP                          COMMON    053611109       208,080       4,000        X
AVON PRODS INC                               COMMON    054303102     1,468,633      36,725        X
BP AMOCO PLC ADR                             COMMON    055622104     1,351,053      27,228        X
BATTLE MOUNTAIN BMG 6.000% 01/               CONVERT   071593AA5        35,500      50,000        X
BELLSOUTH CORP                               COMMON    079860102     1,303,138      31,846        X
BERKSHIRE HATHAWAY INC CL B                  COMMON    084670207       676,736         311        X
BEST BUY INC                                 COMMON    086516101       526,814      14,650        X
BIOMET INC                                   COMMON    090613100       265,887       6,750        X

                                                            VOTING
                                                           AUTHORITY

                                                SOLE       SHARED       NONE
                  NAME OF ISSUER                 (A)         (B)         (C)
                  ---------------             ---------   ---------   -------
AOL TIME WARNER                                      X
AT&T CORP                                            X
ABBOTT LABS                                          X
ADVANCED MICRO DEVICES                               X
AGILENT TECHNOLOGIES INC                             X
ALLIANCE CAPITAL MGMT HOLDING                        X
ALLSTATE CORP                                        X
AMBAC FINL GROUP INC                                 X
AMERICAN EXPRESS CO                                  X
AMERICAN HOME PRODS CORP                             X
AMERICAN INTL GROUP INC                              X
AMGEN INC                                            X
ANALOG DEVICES                                       X
APPLERA CORPORATION APPLIED BI                       X
APPLIED MATLS INC                                    X
ATLAS CONSOLIDATED MNG & DEV-B                       X
AUTOMATIC DATA PROCESSING                            X
AVERY DENNISON CORP                                  X
AVON PRODS INC                                       X
BP AMOCO PLC ADR                                     X
BATTLE MOUNTAIN BMG 6.000% 01/                       X
BELLSOUTH CORP                                       X
BERKSHIRE HATHAWAY INC CL B                          X
BEST BUY INC                                         X
BIOMET INC                                           X

BANK OF NY CAP TRUST 7.800% PF               PREFERR   096564208       228,150       9,000        X         X
BOEING CO                                    COMMON    097023105       529,579       9,506        X         X
BRISTOL MYERS SQUIBB CO                      COMMON    110122108     4,089,571      68,848        X         X
CVS CORP                                     COMMON    126650100     6,554,214     112,057        X         X
CALPINE CORP                                 COMMON    131347106       418,532       7,600        X         X
CHEVRON CORP                                 COMMON    166751107       623,731       7,104        X         X
CISCO SYS INC                                COMMON    17275R102     5,299,702     335,159        X         X
CITIGROUP                                    COMMON    172967101     3,541,050      78,725        X         X
COCA COLA CO                                 COMMON    191216100     2,930,884      64,900        X         X
DELL COMPUTER CORP                           COMMON    247025109       201,005       7,825        X         X
DELTA AIRLINES 8.125% SERIES P               PREFERR   247361405       271,617      11,100        X         X
DIGITAL LIGHTWAVE INC                        COMMON    253855100       374,034      20,925        X         X
DISNEY (WALT) COMPANY                        COMMON    254687106     1,856,998      64,930        X         X
DU PONT E I DE NEMOURS                       COMMON    263534109       285,633       7,018        X         X
E M C CORP                                   COMMON    268648102     5,761,224     195,960        X         X
EL PASO CORPORATION                          COMMON    28336L109     1,315,730      20,149        X         X
ELAN CORP PLC ADR                            COMMON    284131208       206,388       3,950        X         X
EMERSON ELEC CO                              COMMON    291011104       404,612       6,526        X         X
ENERGAS RES INC                              COMMON    29265E108         7,000      20,000        X         X
ENRON CORP                                   COMMON    293561106     6,382,924     109,861        X         X
EXXON MOBIL CORPORATION                      COMMON    30231G102    15,544,386     191,906        X         X
FANNIE MAE                                   COMMON    313586109       944,454      11,865        X         X
FIRST UNION CORP                             COMMON    337358105       268,785       8,145        X         X
FLEETBOSTON FINANCIAL CORP                   COMMON    339030108     7,939,316     210,313        X         X
FOREST LABS INC COM                          COMMON    345838106       770,120      13,000        X         X
GANNETT INC                                  COMMON    364730101       434,224       7,271        X         X
GENERAL ELECTRIC                             COMMON    369604103    21,085,217     503,708        X         X
GENERAL MOTORS CL H                          COMMON    370442832     2,113,839     108,402        X         X
GILLETTE CO                                  COMMON    375766102     3,304,020     106,000        X         X
HALLIBURTON CO                               COMMON    406216101     2,959,110      80,520        X         X
HARLEY DAVIDSON INC                          COMMON    412822108       535,095      14,100        X         X
HARRIS CAPITAL CORP PFD SER A                PREFERR   414567206       235,125       9,500        X         X
HEALTH MGMT ASSOC                            COMMON    421933102     1,093,165      70,300        X         X
HEWLETT PACKARD CO                           COMMON    428236103     5,992,301     191,631        X         X
HOME DEPOT INC                               COMMON    437076102     7,911,436     183,560        X         X
HONEYWELL INT'L INC                          COMMON    438516106       257,040       6,300        X         X
HUDSON UNITED BANCORP                        COMMON    444165104       245,932      10,834        X         X

ILLINOIS TOOL WKS                            COMMON    452308109     1,061,316      18,672        X          X
INTEL CORP                                   COMMON    458140100    14,389,622     546,874        X          X
I B M                                        COMMON    459200101     1,752,496      18,221        X          X
INTERPUBLIC GROUP                            COMMON    460690100       207,817       6,050        X          X
INVESTMENT TECHNOLOGY GRP NECO               COMMON    46145F105       204,800       4,000        X          X
J.P. MORGAN CHASE & CO                       COMMON    46625H100     3,168,144      70,560        X          X
JOHNSON & JOHNSON                            COMMON    478160104     4,517,913      51,651        X          X
KEYCORP NEW                                  COMMON    493267108       297,422      11,528        X          X
LILLY, ELI AND COMPANY                       COMMON    532457108     5,147,719      67,150        X          X
LUCENT TECHNOLOGIES INC                      COMMON    549463107     1,603,585     160,841        X          X
MGIC INVESTMENT CORP                         COMMON    552848103       424,204       6,200        X          X
MASCOTECH INC 4.500% 12/15/03                CONVERT   574670AB1        54,450      72,000        X          X
MCDONALDS CORP                               COMMON    580135101       581,976      21,920        X          X
MCGRAW-HILL COMPANIES INC                    COMMON    580645109       902,087      15,123        X          X
MEDIAONE FIN TR 9.040% PFD                   PREFERR   584458202       222,740       8,600        X          X
MEDTRONIC INC                                COMMON    585055106     2,606,036      56,975        X          X
MERCK & CO INC                               COMMON    589331107    13,916,796     183,357        X          X
MERRILL LYNCH & CO                           COMMON    590188108     9,596,111     173,215        X          X
MERRILL LYNCH MUN BD FD                      MUTUAL    590193108       117,424      15,132        X          X
MERRILL LYNCH PFD CAP TR II 8.               PREFERR   59021C203       255,435       9,650        X          X
ML CAPITAL TRUST 7.280% PFD                  PREFERR   59021K205       719,340      28,500        X          X
MICROSOFT CORP                               COMMON    594918104     6,683,633     122,215        X          X
MILLIPORE CORP                               COMMON    601073109       399,964       8,646        X          X
MINNESOTA MNG & MFG CO                       COMMON    604059105       622,673       5,993        X          X
MOTOROLA INC                                 COMMON    620076109       583,947      40,950        X          X
NINE WEST GROUP 5.500% 07/15/0               CONVERT   65440DAC6       142,500     150,000        X          X
NOKIA CORP ADR                               COMMON    654902204       481,440      20,060        X          X
NORTEL NETWORKS CORP                         COMMON    656568102     3,023,644     215,206        X          X
NORTHERN TRUST CORP                          COMMON    665859104       532,250       8,516        X          X
OFFICE DEPOT                                 COMMON    676220106       176,750      20,200        X          X
OMNICOM GROUP                                COMMON    681919106     2,706,032      32,650        X          X
ORACLE SYS CORP                              COMMON    68389X105     1,929,574     128,810        X          X
PNC FINANCIAL CORP                           COMMON    693475105       783,732      11,568        X          X
PEPSICO INC                                  COMMON    713448108     1,894,245      43,100        X          X
PFIZER INC                                   COMMON    717081103     9,637,542     235,349        X          X
PHARMACIA CORP                               COMMON    71713U102     1,057,921      21,003        X          X
PHILIP MORRIS COS                            COMMON    718154107     1,456,715      30,700        X          X

PROCTER & GAMBLE COMPANY                     COMMON    742718109     2,720,659      43,461        X            X
QUANTUM CORP 7.000% 08/01/04                 CONVERT   747906AC9     1,881,421   2,215,000        X            X
QWEST COMMUNICATIONS                         COMMON    749121109     1,379,218      39,350        X            X
T. ROWE PRICE INTL FUND                      MUTUAL    77956H203       799,906      65,192        X            X
ROYAL DUTCH PETRO                            COMMON    780257804       755,315      13,624        X            X
SBC COMMUNICATIONS INC                       COMMON    78387G103     2,791,651      62,551        X            X
SANMINA CORP                                 COMMON    800907107     8,378,697     428,304        X            X
SARA LEE CORP                                COMMON    803111103       791,446      36,675        X            X
SCHERING PLOUGH CORP                         COMMON    806605101       827,112      22,642        X            X
SCHLUMBERGER LTD                             COMMON    806857108     3,192,170      55,410        X            X
SCRIPPS (E.W)                                COMMON    811054204     1,249,833      21,560        X            X
SCUDDER INTL FD INC COM                      MUTUAL    811165109       215,492       5,098        X            X
SEA CONTAINERS LTD CL A                      COMMON    811371707       700,654      38,350        X            X
SHELL TRANS & TRADING LTD                    COMMON    822703609       250,005       5,350        X            X
STATE STREET CORP                            COMMON    857477103     3,831,175      41,019        X            X
STOCKER & YALE INC                           COMMON    86126T203       897,549      70,396        X            X
SUN MICROSYSTEMS INC                         COMMON    866810104     9,675,338     629,495        X            X
SYMANTEC CORP                                COMMON    871503108     6,519,321     155,918        X            X
SYMBOL TECHNOLOGIES                          COMMON    871508107       238,192       6,825        X            X
TDS CAPITAL I 8.500% PFD                     PREFERR   87235W202       324,225      13,100        X            X
TARGET CORP                                  COMMON    87612E106     1,394,131      38,640        X            X
TELLABS INC                                  COMMON    879664100     1,081,474      26,580        X            X
TENNESSEE VALLEY AUTH 7.500%                 PREFERR   880591201       230,460       9,200        X            X
TERADYNE INC                                 COMMON    880770102     5,820,771     176,387        X            X
TEVA PHARMACEUTICAL INDS LTD A               COMMON    881624209       278,587       5,100        X            X
TEXACO INC                                   COMMON    881694103       634,585       9,557        X            X
TEXAS INSTRUMENTS                            COMMON    882508104     3,271,333     105,595        X            X
TRANSCANADA PIPE 8.250% PFD                  PREFERR   893526723       338,175      13,500        X            X
TRIBUNE CO                                   COMMON    896047107     9,172,285     225,142        X            X
TYCO INTL                                    COMMON    902124106       446,047      10,318        X            X
UNION PAC CORP                               COMMON    907818108       292,500       5,200        X            X
UNITED TECHNOLOGIES CORP                     COMMON    913017109       498,147       6,796        X            X
UNITED HEALTH GROUP INC                      COMMON    91324P102       296,300       5,000        X            X
VERIZON COMMUNICATIONS                       COMMON    92343V104     1,682,609      34,130        X            X
VIACOM INC CLASS B                           COMMON    925524308       426,289       9,695        X            X
VODAFONE GROUP PLC SPONS ADR                 COMMON    92857W100       300,523      11,069        X            X
WAL MART STORES INC                          COMMON    931142103     1,556,057      30,813        X            X

WELLS FARGO COMPANY                          COMMON    949746101     2,324,991      46,998        X           X
WILLIAMS COS INC                             COMMON    969457100       401,933       9,380        X           X
WORLDCOM INC                                 COMMON    98157D106     2,938,516     157,245        X           X
TRANSOCEAN SEDCO FOREX INC                   COMMON    G90078109       255,288       5,889        X           X
FLEXTRONICS                                  COMMON    Y2573F102     5,762,385     384,159        X           X

                                                       TOTAL       338,543,096